Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Within 1 year	¥ 4,646,895	$ 675,863
Between 1 and 2 years	2,084,782	303,219
Between 2 and 3 years	852,808	124,036
Between 3 and 4 years	133,419	19,405
Between 4 and 5 years	¥ 50,205	$ 7,302